UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund

Delaware Select Growth Fund

April 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Select Growth Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2018 to April 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

Delaware Select Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratio	Expenses Paid During Period 11/1/18 to 4/30/19*
Actual Fund return†
Class A	$1,000.00	$1,131.10	1.25%	$6.60
Class C	1,000.00	1,126.70	2.00%	10.55
Class R	1,000.00	1,129.70	1.50%	7.92
Institutional Class	1,000.00	1,132.40	1.00%	5.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.60	1.25%	$6.26
Class C	1,000.00	1,014.88	2.00%	9.99
Class R	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,019.84	1.00%	5.01

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and

top 10 equity holdings

Delaware Select Growth Fund	As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks²	98.47%
Communication Services	20.85%
Consumer Discretionary	10.48%
Consumer Staples	1.78%
Energy	0.29%
Financials	8.21%
Healthcare	11.03%
Industrials	5.36%
Materials	0.86%
Real Estate	2.61%
Technology	37.00%
Short-Term Investments	1.96%
Total Value of Securities	100.43%
Liabilities Net of Receivables and Other Assets	(0.43%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Technology sector consisted of commercial services, computers, diversified financial services, Internet, semiconductors, software, and telecommunications. As of April 30, 2019 such amounts, as a percentage of total net assets, were 9.62%, 2.77%, 4.20%, 1.99%, 3.48%, 13.54%, and 1.40%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Technology sector for financial reporting purposes may exceed 25%.

Security type / sector allocation and

top 10 equity holdings

Delaware Select Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	8.38%
LiveRamp Holdings	7.74%
New York Times Class A	7.22%
Dollar Tree	3.43%
Autodesk	3.29%
IQVIA Holdings	3.26%
KKR & Co. Class A	3.21%
Hasbro	2.70%
Take-Two Interactive Software	2.52%
Applied Materials	2.40%

Schedule of investments

Delaware Select Growth Fund	April 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.47%²
Communication Services – 20.85%
Alphabet Class A †	944	$1,131,818
Alphabet Class C †	1,570	1,865,914
Cars.com †	26,486	551,174
Charter Communications Class A †	20,371	7,561,512
GCI Liberty Class A †	24,507	1,461,107
Liberty Global Class A †	105,496	2,849,447
Liberty Global Class C †	179,304	4,688,800
Liberty TripAdvisor Holdings Class A †	484,076	7,135,280
New York Times Class A	690,996	22,906,517
Take-Two Interactive Software †	82,687	8,006,582
TripAdvisor †	117,580	6,258,783
Ubisoft Entertainment †	4,539	432,934
Yelp †	32,800	1,313,968

		66,163,836

Consumer Discretionary – 10.48%
Arco Platform Class A †	19,370	622,358
Dollar General	28,120	3,545,651
Dollar Tree †	97,924	10,896,983
Dunkin’ Brands Group	28,758	2,146,210
Farfetch Class A †	49,050	1,215,459
Hasbro	84,173	8,573,862
Papa John’s International	106,296	5,438,103
Stitch Fix Class A †	11,083	295,362
Wyndham Hotels & Resorts	9,457	526,944

		33,260,932

Consumer Staples – 1.78%
Constellation Brands Class A	26,713	5,654,341

		5,654,341

Energy – 0.29%
Kinder Morgan	46,056	915,133

		915,133

Financials – 8.21%
Affiliated Managers Group	4,073	451,777
Charles Schwab	163,570	7,488,235
CME Group	35,619	6,372,239
KKR & Co. Class A	416,804	10,190,858
LendingTree †	4,082	1,570,835

		26,073,944

Healthcare – 11.03%
ABIOMED †	7,643	2,120,245
AMAG Pharmaceuticals †	88,453	987,135
Biogen †	14,799	3,392,523

Schedule of investments

Delaware Select Growth Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Healthcare (continued)
Evolent Health Class A †	40,035	$542,474
Haemonetics †	19,590	1,709,815
HealthEquity †	30,916	2,094,559
Illumina †	12,003	3,744,936
IQVIA Holdings †	74,444	10,340,272
Nevro †	5,036	310,772
Portola Pharmaceuticals †	94,648	3,341,074
UnitedHealth Group	27,621	6,437,626

		35,021,431

Industrials – 5.36%
Airbus	14,235	1,945,933
Boeing	6,838	2,582,644
Expeditors International of Washington	27,820	2,209,464
Experian	38,177	1,107,667
IHS Markit †	28,503	1,632,082
Safran	23,554	3,431,720
United Technologies	28,778	4,104,031

		17,013,541

Materials – 0.86%
Ball	45,339	2,717,620

		2,717,620

Real Estate – 2.61%
Crown Castle International	12,650	1,591,117
Equity Commonwealth	87,335	2,777,253
Redfin †	189,558	3,920,059

		8,288,429

Technology – 37.00%
Alibaba Group Holding ADR †	6,663	1,236,453
Amadeus IT Group	5,689	452,525
Applied Materials	172,732	7,612,299
Arista Networks †	14,200	4,434,518
ASML Holding	4,171	867,992
Autodesk †	58,587	10,440,789
Coupa Software †	12,818	1,324,484
Guidewire Software †	4,485	477,653
IPG Photonics †	4,548	794,672
j2 Global	36,030	3,156,949
LiveRamp Holdings †	420,927	24,552,672
Logitech International	54,436	2,128,397
Mastercard Class A	26,911	6,841,853
Microsoft	203,651	26,596,821
Paycom Software †	2,662	539,135

	Number of shares	Value (US $)
Common Stock² (continued)
Technology (continued)
PayPal Holdings †	53,095	$5,987,523
Samsung Electronics	19,372	760,353
Samsung Electronics GDR	1,018	1,003,748
Varonis Systems †	93,729	6,668,818
Visa Class A	39,397	6,478,049
Wix.com †	37,905	5,085,335

		117,441,038

Total Common Stock (cost $259,606,092)		312,550,245

Short-Term Investments – 1.96%
Money Market Mutual Funds – 1.96%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	1,240,444	1,240,444
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	1,240,444	1,240,444
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	1,240,444	1,240,444
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	1,240,444	1,240,444
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	1,240,444	1,240,444

		6,202,220

Total Short-Term Investments (cost $6,202,220)		6,202,220

Total Value of Securities – 100.43% (cost $265,808,312)		$318,752,465

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Select Growth Fund	April 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$318,752,465
Cash	9,176
Foreign currencies, at value[2]	3,085
Receivable for securities sold	300,537
Foreign tax reclaims receivable	175,799
Dividends and interest receivable	92,321
Receivable for fund shares sold	20,039

Total assets	319,353,422

Liabilities:
Payable for securities purchased	1,342,225
Payable for fund shares redeemed	227,590
Investment management fees payable to affiliates	192,269
Other accrued expenses	93,544
Distribution fees payable to affiliates	62,658
Audit and tax fees payable	17,880
Custody fees payable to affiliates	8,386
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,506
Accounting and administration expenses payable to affiliates	1,291
Trustees’ fees and expenses payable	1,013
Reports and statements to shareholders expenses payable to affiliates	351
Legal fees payable to affiliates	348

Total liabilities	1,950,061

Total Net Assets	$317,403,361

Net Assets Consist of:
Paid-in capital	$252,839,736
Total distributable earnings (loss)	64,563,625

Total Net Assets	$317,403,361

Net Asset Value
Class A:
Net assets	$252,272,881
Shares of beneficial interest outstanding, unlimited authorization, no par	7,373,923
Net asset value per share	$34.21
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$36.30

Class C:
Net assets	$12,692,015
Shares of beneficial interest outstanding, unlimited authorization, no par	611,542
Net asset value per share	$20.75

Class R:
Net assets	$3,852,520
Shares of beneficial interest outstanding, unlimited authorization, no par	122,683
Net asset value per share	$31.40

Institutional Class:
Net assets	$48,585,945
Shares of beneficial interest outstanding, unlimited authorization, no par	1,267,582
Net asset value per share	$38.33

[1]Investments, at cost	$265,808,312
[2]Foreign currencies, at cost	3,175

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Select Growth Fund	Six months ended April 30, 2019 (Unaudited)

Investment Income:
Dividends	$1,241,810
Interest	55,823
Foreign tax withheld	(14,497)

1,283,136

Expenses:
Management fees	1,117,034
Distribution expenses – Class A	292,957
Distribution expenses – Class C	62,750
Distribution expenses – Class R	9,289
Dividend disbursing and transfer agent fees and expenses	197,008
Accounting and administration expenses	47,075
Reports and statements to shareholders expenses	35,273
Registration fees	33,225
Legal fees	18,260
Audit and tax fees	18,193
Custodian fees	10,421
Trustees’ fees and expenses	9,018
Other	11,398

1,861,901
Less expenses waived	(7,000)
Less expenses paid indirectly	(1,508)

Total operating expenses	1,853,393

Net Investment Loss	(570,257)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	14,290,506
Foreign currencies	(27,733)
Foreign currency exchange contracts	(5,891)

Net realized gain	14,256,882

Net change in unrealized appreciation (depreciation) of:
Investments	23,529,316
Foreign currencies	7,083
Foreign currency exchange contracts	4,058

Net change in unrealized appreciation (depreciation)	23,540,457

Net Realized and Unrealized Gain	37,797,339

Net Increase in Net Assets Resulting from Operations	$37,227,082

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Select Growth Fund

	Six months
	ended
	4/30/19	Year ended
	(Unaudited)	10/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(570,257)	$(1,567,732)
Net realized gain	14,256,882	77,896,100
Net change in unrealized appreciation (depreciation)	23,540,457	(47,713,387)

Net increase in net assets resulting from operations	37,227,082	28,614,981

Distributable earnings:
Class A	(57,743,173)	(13,284,528)
Class C	(4,583,460)	(3,396,155)
Class R	(1,037,563)	(291,213)
Institutional Class	(10,974,061)	(5,317,098)

	(74,338,257)	(22,288,994)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,545,759	31,571,991
Class C	135,415	478,378
Class R	325,257	621,092
Institutional Class	2,337,229	10,198,960

Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	56,868,379	13,034,709
Class C	4,468,307	3,354,158
Class R	1,031,887	288,244
Institutional Class	10,841,155	5,243,724

	78,553,388	64,791,256

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,965,968)	$(42,282,478)
Class C	(2,571,850)	(35,721,542)
Class R	(1,011,343)	(1,737,760)
Institutional Class	(9,644,274)	(72,842,025)

	(33,193,435)	(152,583,805)

Increase (Decrease) in net assets derived from capital share transactions	45,359,953	(87,792,549)

Net Increase (Decrease) in Net Assets	8,248,778	(81,466,562)
Net Assets:
Beginning of period	$309,154,583	$390,621,145

End of period	$317,403,361	$309,154,583

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$39.74	$39.46	$37.68	$47.82	$52.44	$49.60

(0.06)	(0.17)	(0.14)	(0.11)	0.05	(0.06)
4.16	2.69	7.13	(0.31)	1.20	4.68

4.10	2.52	6.99	(0.42)	1.25	4.62

—	—	—	—	(0.09)	—
(9.63)	(2.24)	(5.21)	(9.72)	(5.78)	(1.78)

(9.63)	(2.24)	(5.21)	(9.72)	(5.87)	(1.78)

$34.21	$39.74	$39.46	$37.68	$47.82	$52.44

13.11%	6.84%	21.43%	(1.63% )	2.31%	9.53%

$252,273	$241,009	$237,363	$253,027	$348,846	$402,000
1.25%	1.24%	1.25%	1.26%	1.25%	1.25%
1.25%	1.24%	1.28%	1.28%	1.25%	1.25%
(0.39% )	(0.42% )	(0.39% )	(0.30% )	0.09%	(0.12% )
(0.39% )	(0.42% )	(0.42% )	(0.32% )	0.09%	(0.12% )
25%	51%	35%	33%	46%	41%

Financial highlights

Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$27.92	$28.60	$28.91	$39.13	$44.16	$42.34

(0.11)	(0.33)	(0.30)	(0.31)	(0.27)	(0.37)
2.57	1.89	5.20	(0.19)	1.02	3.97

2.46	1.56	4.90	(0.50)	0.75	3.60

(9.63)	(2.24)	(5.21)	(9.72)	(5.78)	(1.78)

(9.63)	(2.24)	(5.21)	(9.72)	(5.78)	(1.78)

$20.75	$27.92	$28.60	$28.91	$39.13	$44.16

12.67%	6.02%	20.57%	(2.36% )	1.52%	8.71%

$12,692	$13,759	$44,775	$60,815	$87,833	$101,991
2.00%	1.99%	2.00%	2.01%	2.00%	2.00%
2.00%	1.99%	2.03%	2.03%	2.00%	2.00%
(1.14% )	(1.17% )	(1.14% )	(1.05% )	(0.66% )	(0.87% )
(1.14% )	(1.17% )	(1.17% )	(1.07% )	(0.66% )	(0.87% )
25%	51%	35%	33%	46%	41%

Financial highlights

Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/19	Year ended
(Unaudited)[1]	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$37.29	$37.26	$35.94	$46.15	$50.83	$48.25

(0.10)	(0.25)	(0.22)	(0.20)	(0.08)	(0.18)
3.84	2.52	6.75	(0.29)	1.18	4.54

3.74	2.27	6.53	(0.49)	1.10	4.36

(9.63)	(2.24)	(5.21)	(9.72)	(5.78)	(1.78)

(9.63)	(2.24)	(5.21)	(9.72)	(5.78)	(1.78)

$31.40	$37.29	$37.26	$35.94	$46.15	$50.83

12.97%	6.55%	21.16%	(1.87% )	2.02%	9.26%

$3,852	$4,100	$4,913	$11,487	$18,766	$20,022
1.50%	1.49%	1.50%	1.51%	1.50%	1.50%
1.50%	1.49%	1.53%	1.53%	1.50%	1.50%
(0.64% )	(0.67% )	(0.64% )	(0.55% )	(0.16% )	(0.37% )
(0.64% )	(0.67% )	(0.67% )	(0.57% )	(0.16% )	(0.37% )
25%	51%	35%	33%	46%	41%

Financial highlights

Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$43.34	$42.73	$40.27	$50.35	$54.92	$51.73

(0.03)	(0.07)	(0.05)	(0.02)	0.18	0.07
4.65	2.92	7.72	(0.34)	1.25	4.90

4.62	2.85	7.67	(0.36)	1.43	4.97

—	—	—	—	(0.22)	—
(9.63)	(2.24)	(5.21)	(9.72)	(5.78)	(1.78)

(9.63)	(2.24)	(5.21)	(9.72)	(6.00)	(1.78)

$38.33	$43.34	$42.73	$40.27	$50.35	$54.92

13.24%	7.10%	21.76%	(1.37% )	2.54%	9.80%

$48,586	$50,287	$103,570	$170,029	$422,581	$496,967
1.00%	0.99%	1.00%	1.01%	1.00%	1.00%
1.00%	0.99%	1.03%	1.03%	1.00%	1.00%
(0.14% )	(0.17% )	(0.14% )	(0.05% )	0.34%	0.13%
(0.14% )	(0.17% )	(0.17% )	(0.07% )	0.34%	0.13%
25%	51%	35%	33%	46%	41%

Notes to financial statements

Delaware Select Growth Fund	April 30, 2019 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Select Growth Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2019 and for all open tax years (years ended Oct. 31, 2016–Oct. 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2019, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements

Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $1,010 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $498 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any distribution and service (12b-1) fees, acquired funds fees and expenses, taxes, interest, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 1.00% of the Fund’s average daily net assets from Nov. 1, 2018 through April 30, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply to expenses paid directly to the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rates: 0.450% of the first $500 million; 0.420% of the next $500 million; 0.390% of the next $1.5 billion; and 0.360% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2019, the Fund was charged $7,655 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2019, the Fund was charged $14,897 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that

Notes to financial statements

Delaware Select Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2019, the Fund was charged $4,422 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2019, DDLP earned $4,077 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2019, DDLP received gross CDSC commissions of $118 and $7 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from Feb. 28, 2018 through Feb. 28, 2020.

3. Investments

For the six months ended April 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$75,022,722
Sales	101,692,584

At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments	$265,808,312

Aggregate unrealized appreciation of investments	$71,969,183
Aggregate unrealized depreciation of investments	(19,025,030)

Net unrealized appreciation of investments	$52,944,153

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Select Growth Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Communication Services	$66,163,836	$—	$66,163,836
Consumer Discretionary	33,260,932	—	33,260,932
Consumer Staples	5,654,341	—	5,654,341
Energy	915,133	—	915,133
Financials	26,073,944	—	26,073,944
Healthcare	35,021,431	—	35,021,431
Industrials	17,013,541	—	17,013,541
Materials	2,717,620	—	2,717,620
Real Estate	8,288,429	—	8,288,429
Technology	116,437,290	1,003,748	117,441,038
Short-Term Investments	6,202,220	—	6,202,220

Total Value of Securities	$317,748,717	$1,003,748	$318,752,465

During the six months ended April 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2019, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/19	Year ended 10/31/18
Shares sold:
Class A	79,093	752,887
Class C	6,889	16,716
Class R	9,761	16,324
Institutional Class	63,544	234,379

Shares issued upon reinvestment of dividends and distributions:
Class A	1,852,994	354,414
Class C	239,315	128,956
Class R	36,592	8,333
Institutional Class	315,609	131,060

	2,603,797	1,643,069

Shares redeemed:
Class A	(622,512)	(1,057,971)
Class C	(127,483)	(1,218,654)
Class R	(33,608)	(46,589)
Institutional Class	(271,893)	(1,629,156)

	(1,055,496)	(3,952,370)

Net Increase/(decrease)	1,548,301	(2,309,301)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2019 and year ended Oct. 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 4/30/19	3,527	22,453	12,422	4,904	$610,283
Year ended 10/31/18	5,022	261,889	181,915	6,950	7,977,617

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced

Notes to financial statements

Delaware Select Growth Fund

5. Line of Credit (continued)

from $155,000,000 to $130,000,0000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of April 30, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2019, the Fund entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settle date.

During the six months ended April 30, 2019, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2019.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	30,217	USD	18,828

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund

Notes to financial statements

Delaware Select Growth Fund

7. Securities Lending (continued)

continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2019, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 180 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the semiannual period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS III

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2019